Condensed Consolidating Financial Statements (Details 3) (USD $) In Millions, unless otherwise specified	1 Months Ended						12 Months Ended
	Jan. 31, 2012	Mar. 31, 2011	Jan. 31, 2011	Aug. 31, 2010	Mar. 31, 2010	Sep. 30, 2009	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Cash flows from operating activities
Net cash provided by operating activities							$ 5,185	$ 5,206	$ 4,431
Cash flows from investing activities
Cash paid for property and equipment							(2,924)	(2,303)	(2,012)
Cash paid for satellites							(246)	(113)	(59)
Cash paid for Liberty transaction, net of cash acquired									(97)
Investment in companies, net of cash acquired							(11)	(617)	(37)
Proceeds from sale of investments							116	9
Other, net							43	(75)	11
Net cash used in investing activities							(3,022)	(3,099)	(2,194)
Cash flows from financing activities
Cash proceeds from debt issuance		3,990		2,982	2,996	1,990	3,990	5,978	1,990
Debt issuance costs							(30)	(44)	(14)
Repayment of long-term debt							(1,000)	(2,323)	(1,018)
Proceeds from short-term borrowings								38
Repayment of short-term borrowings							(39)
Repayment of collar loan and equity collars								(1,537)	(751)
Repayment of other long-term obligations							(184)	(127)	(116)
Common shares repurchased and retired	(27)		(68)				(5,496)	(5,111)	(1,696)
Stock options exercised								38	35
Taxes paid in lieu of shares issued for share-based compensation							(58)	(118)	(72)
Excess tax benefit from share-based compensation							25	11	5
Dividends paid to redeemable noncontrolling interest								(15)
Net cash used in financing activities							(2,792)	(3,210)	(1,637)
Net increase (decrease) in cash and cash equivalents							(629)	(1,103)	600
Cash and cash equivalents at beginning of the year	873		1,502				1,502	2,605	2,005
Cash and cash equivalents at end of the year							873	1,502	2,605
Parent Guarantor
Cash flows from operating activities
Net cash provided by operating activities							1,831	3,952	(564)
Cash flows from investing activities
Cash paid for property and equipment									(1)
Cash paid for satellites							(1)
Cash paid for Liberty transaction, net of cash acquired									(153)
Investment in companies, net of cash acquired									(5)
Return of capital from subsidiary							3,487	4,820	1,376
Net cash used in investing activities							3,486	4,820	1,217
Cash flows from financing activities
Common shares repurchased and retired							(5,496)	(5,111)	(1,696)
Stock options exercised								38	35
Taxes paid in lieu of shares issued for share-based compensation							(5)	(58)	(35)
Intercompany payments (funding)							(134)	(3,751)	1,064
Net cash used in financing activities							(5,635)	(8,882)	(632)
Net increase (decrease) in cash and cash equivalents							(318)	(110)	21
Cash and cash equivalents at beginning of the year			447				447	557	536
Cash and cash equivalents at end of the year							129	447	557
Co-Issuers
Cash flows from operating activities
Net cash provided by operating activities							1,835	2,263	2,108
Cash flows from financing activities
Cash proceeds from debt issuance							3,990	5,978	1,990
Debt issuance costs							(30)	(44)	(14)
Repayment of long-term debt							(1,000)	(2,323)	(1,018)
Cash dividend to Parent							(5,250)	(6,900)	(2,500)
Net cash used in financing activities							(2,290)	(3,289)	(1,542)
Net increase (decrease) in cash and cash equivalents							(455)	(1,026)	566
Cash and cash equivalents at beginning of the year			683				683	1,709	1,143
Cash and cash equivalents at end of the year							228	683	1,709
Guarantor Subsidiaries
Cash flows from operating activities
Net cash provided by operating activities							1,745	1,678	1,605
Cash flows from investing activities
Cash paid for property and equipment							(1,595)	(1,444)	(1,426)
Cash paid for satellites							(141)	(113)	(59)
Investment in companies, net of cash acquired							(11)	(1)	(11)
Proceeds from sale of investments							55
Other, net							1	3
Net cash used in investing activities							(1,691)	(1,555)	(1,496)
Cash flows from financing activities
Repayment of other long-term obligations							(66)	(99)	(90)
Taxes paid in lieu of shares issued for share-based compensation							(29)	(38)	(24)
Excess tax benefit from share-based compensation							21	9	4
Intercompany payments (funding)							20	2	2
Net cash used in financing activities							(54)	(126)	(108)
Net increase (decrease) in cash and cash equivalents								(3)	1
Cash and cash equivalents at beginning of the year			4				4	7	6
Cash and cash equivalents at end of the year							4	4	7
Non-Guarantor Subsidiaries
Cash flows from operating activities
Net cash provided by operating activities							1,537	(607)	2,406
Cash flows from investing activities
Cash paid for property and equipment							(1,329)	(859)	(585)
Cash paid for satellites							(104)
Cash paid for Liberty transaction, net of cash acquired									56
Investment in companies, net of cash acquired								(616)	(21)
Proceeds from sale of investments							61	9
Other, net							42	(78)	11
Net cash used in investing activities							(1,330)	(1,544)	(539)
Cash flows from financing activities
Proceeds from short-term borrowings								38
Repayment of short-term borrowings							(39)
Repayment of collar loan and equity collars								(1,537)	(751)
Repayment of other long-term obligations							(118)	(28)	(26)
Taxes paid in lieu of shares issued for share-based compensation							(24)	(22)	(13)
Excess tax benefit from share-based compensation							4	2	1
Dividends paid to redeemable noncontrolling interest								(15)
Intercompany payments (funding)							114	3,749	(1,066)
Net cash used in financing activities							(63)	2,187	(1,855)
Net increase (decrease) in cash and cash equivalents							144	36	12
Cash and cash equivalents at beginning of the year			368				368	332	320
Cash and cash equivalents at end of the year							512	368	332
Eliminations
Cash flows from operating activities
Net cash provided by operating activities							(1,763)	(2,080)	(1,124)
Cash flows from investing activities
Return of capital from subsidiary							(3,487)	(4,820)	(1,376)
Net cash used in investing activities							(3,487)	(4,820)	(1,376)
Cash flows from financing activities
Cash dividend to Parent							5,250	6,900	2,500
Net cash used in financing activities							$ 5,250	$ 6,900	$ 2,500